Accounting Policies and Basis for Preparation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Legal reserve as percentage of net income	5.00%
Percentage of legal reserves equal to capital stock	20.00%
Net income percentage appropriated to legal reserve	20.00%
Galicia Broker Asesores de Seguros S.A.
Disclosure of changes in accounting estimates [line items]
Risk adjustment confidence level	64.00%
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.)
Disclosure of changes in accounting estimates [line items]
Risk adjustment confidence level	67.00%